Post-employment Benefits (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 266,181	R$ 248,773	R$ 228,634
Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	1,384	1,422	1,116
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member] | Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	1,236	1,300	977
Healthcare Plan [Member] | Management One [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	148	122	139
Employees [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	264,797	247,351	227,518
Employees [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	55,607	59,052	57,977
Employees [Member] | Healthcare Plan Post Employment [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	140,293	116,504	94,349
Employees [Member] | Healthcare Plan Active Employees [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 68,897	R$ 71,795	R$ 75,192